STOCKHOLDERS' EQUITY (Details 5) - Stock Options [Member] - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning	[1]	100,000	200,000		200,000
Granted				[1]		[1]
Forfeited/Cancelled			(100,000)	[1]		[1]
Exercised				[1]		[1]
Outstanding at ending		100,000	100,000	[1]	200,000	[1]
Outstanding at beginning	[1]	$ 0.40	$ 0.40		$ 0.40
Granted				[1]		[1]
Forfeited/Cancelled				[1]		[1]
Exercised				[1]		[1]
Outstanding at ending		0.40	0.40	[1]	0.40	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at beginning	[1]	0.40	0.40		0.40
Granted				[1]		[1]
Forfeited/Cancelled				[1]		[1]
Exercised				[1]		[1]
Outstanding at ending		$ 0.40	$ 0.40	[1]	$ 0.40	[1]

[1]	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.